INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets, net consists of the following:

	As of December 31,
Software platform	2024	2023
Cost:
Balance at beginning of year	$101,817	$101,817
Additions	905,607	—
Foreign currency translation	4,741	—
Balance at end of year	1,012,165	101,817

Accumulated amortization:
Balance at beginning of year	(64,484)	(44,249)
Charge for the year	(20,381)	(20,317)
Foreign currency translation	(448)	82
Balance at end of year	(85,313)	(64,484)

Net carrying value	$926,852	$37,333

On December 23, 2024, VSHK purchased CRUUSH platform from an independent third party in a share-based consideration of 900,000 shares of Class A Ordinary Shares of the Company at the current market price of $1 per share.

CRUUSH is a blockchain enabled social eCommerce platform which enables creators to promote and post their products or services to the social media to drive their fans to purchase and receive rewards.

Amortization expense for the years ended December 31, 2024, 2023 and 2022 was $20,381, $20,317, and $20,306, respectively. The annual estimated amortization expense for intangible assets subject to amortization for the succeeding five years is as follows:

December 31,
2025	$199,020
2026	181,958
2027	181,958
2028	181,958
2029	181,958
Total	$926,852